Business combinations (Tables)	12 Months Ended
Dec. 31, 2020
Business combinations
Schedule of unaudited pro forma consolidated financial information reflecting the combined results of operations

	For the Year
	Ended
	December 31,
	2017	2018
	RMB	RMB
Net revenues	1,477,555	2,029,055
Net loss	(212,988)	(163,490)

Databook Tech Ltd.(Databook Tech Ltd. and its subsidiaries and VIE collectively refer to "Databook")
Business combinations
Schedule of purchase price allocation

Amount
RMB
Fair value of issued the Company’s Class A ordinary shares	88,181
Fair value of issued the options to purchase the Company’s Class A ordinary shares	6,052
Cash consideration	110,240
Total consideration	204,473
Noncontrolling interests	110,100
Total	314,573

		Amortization
	Amount	years
	RMB	Years
Cash and cash equivalents	474	—
Other working capital	(15,850)	—
Short-term investment	75,706	—
Other assets	2,567	—
Identifiable intangible assets acquired	—	—
Technology	71,000	8.5
Customer relationship	22,900	5.5
Non-compete agreement	28,900	5.5
Goodwill	147,296	—
Deferred tax liabilities	(18,420)	—
Total	314,573	—

KTN
Business combinations
Schedule of purchase price allocation

Amount
RMB
Cash consideration	6,250
Total consideration	6,250

Amount
RMB
Cash and cash equivalents	196
Other working capital	6,054
Total	6,250

Anguo
Business combinations
Schedule of purchase price allocation

Amount
RMB
Fair value of liabilities to be assumed	34,081
Cash consideration	33,459
Total consideration	67,540

		Amortization
	Amount	years
	RMB	Years
Cash and cash equivalents	412	—
Restricted time deposits	5,000	—
Other working capital	39,065	—
License	21,000	15
Goodwill	7,313	—
Deferred tax liability	(5,250)	—
Total	67,540	—

Newsky Wisdom
Business combinations
Schedule of purchase price allocation

Amount
RMB
Cash paid	25,000
Less: Financial asset acquired for an earn-out arrangement	1,179
Cash consideration	23,821
Noncontrolling interests	23,349
Total	47,170

		Amortization
	Amount	years
	RMB	Years
Cash and cash equivalent of Newsky Wisdom at acquision date	2,240	—
Other working capital	28,914	—
Identifiable intangible assets acquired	—	—
Software	1,000	3
Customer relationship	2,200	4
Brand	2,800	10
Backlog	800	3
Goodwill	10,236	—
Deferred tax liabilities	(1,020)	—
Total	47,170	—